U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment [  ]: Amendment Number
	This Amendment (check only one):	[  ]  is a restatement.
							[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		FBL Investment Management Services, Inc.
Address:	5400 University Avenue  West Des Moines  Iowa   50266-5997

Form 13F File Number:	28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jennifer Morgan
Title:	Director Investment Compliance VP and Asst. Secretary
Phone:	(515) 226-6708

Signature, Place and Date of Signing:

/s/Jennifer Morgan     		   West Des Moines, IA	            05/15/12
Signature				City, State			Date

Report Type (check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in the report.
[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]	13F COMBINATIONS REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:		None

FORM 13F
SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	59
Form 13F Information Table Value Total:	$179,122

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

FORM 13F

                                                                        Item 6:Inv Discretion
             Item 1:              Item 2:  Item 3:  Item 4:   Item 5:   (a)Sole (b)Share(c)ShareItem 7:Item 8:
                                   Title             Total                      as def.  Other         Voting Auth (Shares)
          Name of Issuer          of Class  Cusip   Mktvalue   Shares           Instr.V          Mgrs  (a)Sole (b)Share(c)None
BLACKROCK PROVIDENT T-FUND        MF      09248U718    1,754   1,754,256   x                              x
BLDRS DEV MKTS                    MF      09348R201      453      22,219   x                              x
DIAMOND HILL SMALL CAP FD - I     MF      25264S858    1,241      48,657   x                              x
AMERICAN EQUITY INVESTMENT        COM     25676206       639      50,000   x                              x
ENTERGY MISSISSIPPI INC           PFD     29364N850    1,268      50,000   x                              x
FEDERATED CAP APPRECIAT-IS        COM     314172396    1,897      93,844   x                              x
FEDERATED BOND FUND               COM     31420F509    1,167     124,560   x                              x
FEDERATED TOTAL RETURN BD-IS      COM     31428Q101      388      33,997   x                              x
FRANKLIN GROWTH FUND              MF      353496839    2,050      40,613   x                              x
T ROWE PRICE INST LARGE CAP       MF      45775L200    3,313     244,651   x                              x
INTERSTATE P&L CO                 PFD     461070872    5,111     178,700   x                              x
ISHARES                           MF      464287101    1,845      28,810   x                              x
ISHARES                           MF      464287200    8,616      61,015   x                              x
ISHARES                           COM     464287226      286       2,605   x                              x
ISHARES                           MF      464287234      936      21,789   x                              x
ISHARES                           MF      464287309    2,216      29,408   x                              x
ISHARES                           MF      464287465    4,570      83,265   x                              x
ISHARES                           MF      464287473    1,004      20,850   x                              x
ISHARES                           MF      464287564    3,630      47,368   x                              x
ISHARES                           MF      464287598    8,820     125,867   x                              x
ISHARES                           MF      464287606    1,169      10,401   x                              x
ISHARES                           MF      464287614    3,070      46,458   x                              x
ISHARES                           MF      464287630    7,091      97,175   x                              x
ISHARES                           MF      464287648    5,711      59,875   x                              x
ISHARES                           MF      464287887    1,232      14,918   x                              x
ISHARES                           MF      464288422      799      25,307   x                              x
ISHARES                           MF      464288588      613       5,682   x                              x
ISHARES                           MF      464288869      995      19,355   x                              x
ISHARES                           MF      464288877    1,022      21,750   x                              x
ISHARES                           MF      464288885    1,102      18,800   x                              x
ISHARES                           MF      46428R107    1,061      30,492   x                              x
JP MORGAN CHASE & CO              PFD     46625HHA1    1,096       1,000   x                              x
JPMORGAN US TREAS PL  MMK-AG      MF      4812C2$08   27,935  27,935,321   x                              x
JPMORGAN US TREAS PL  MMK-AG      MF      4812C2$J8   11,303  11,302,864   x                              x
MERIDIAN GROWTH FUND INC          MF      589619105    3,011      64,105   x                              x
METLIFE INC                       PFD     59156R504    1,471      60,000   x                              x
BANK OF AMERICA                   PFD     60505831     1,455      60,000   x                              x
NORTHERN INSTL                    MF      665278$PW       97      97,389   x                              x
NORTHERN INSTL                    MF      665278107    7,390   7,390,314   x                              x
PNC FINANCIAL SERVICES            PFD     693475AJ4    4,617       4,500   x                              x
T ROWE PRICE GROWTH STOCK FUND    MF      741479109    2,311      60,931   x                              x
PRINCIPAL FINANCIAL GROUP         PFD     74251V201    5,640      60,000   x                              x
PRINCIPAL FINANCIAL GROUP         PFD     74251V300    5,118     200,000   x                              x
STANDARD AND POORS 500 INDEX      COM     78462F103    4,667      33,145   x                              x
SOUTHERN CALIFORNIA EDISON        PFD     842400749      499       5,000   x                              x
SOUTHERN CALIFORNIA EDISON        PFD     842400756    1,494      15,000   x                              x
U S BANCORP                       PFD     902973833    2,175      80,000   x                              x
U S BANCORP                       PFD     902973866    1,580       2,000   x                              x
VANGUARD MEGA CAP                 MF      921910816    6,551     118,500   x                              x
VANGUARD                          MF      921943858      662      19,441   x                              x
VANGUARD WINDSOR II               MF      922018304    2,332      45,350   x                              x
VANGUARD GNMA FUND                MF      922031794      209      18,986   x                              x
VANGUARD INDEX FUNDS MSCI EMER    MF      922042841    1,795      49,729   x                              x
VANGUARD INDEX FUNDS MSCI EMER    MF      922042858    4,855     111,690   x                              x
VANGUARD                          MF      92206C409    1,747      22,100   x                              x
VANGUARD                          MF      92206C870    1,537      18,350   x                              x
VANGUARD                          MF      922908611    1,025      14,561   x                              x
WACHOVIA PFD FUNDING              PFD     92977V206      930      36,000   x                              x
WISDOMTREE INTL                   MF      97717W760      555      11,194   x                              x
                                                     179,122